Boston Common ESG Impact International Fund
Schedule of Investments
June 30, 2020 (Unaudited)

Shares		Value

COMMON STOCKS - 97.4%
Communication Services - 4.6%
276,080	Deutsche Telekom AG	$4,632,391
120,200	Nippon Telegraph & Telephone Corp.	2,800,594
2,750,700	Singapore Telecommunications Ltd.	4,893,214
		12,326,199
Consumer Discretionary - 8.6%
11,021	Adidas AG	2,905,693
19,220	Alibaba Group Holding Ltd. - ADR [1]	4,145,754
422,495	Barratt Developments PLC	2,596,703
21,421	Naspers Ltd. - Class N	3,936,760
274,100	Panasonic Corp.	2,403,596
20,900	Shimano, Inc.	4,018,836
69,400	Yamaha Corp.	3,273,255
		23,280,597
Consumer Staples - 13.0%
198,386	Essity AB - Class A	6,431,952
83,200	Kao Corp.	6,602,570
43,626	Kerry Group PLC	5,419,517
70,700	Shiseido Company Ltd.	4,505,049
127,600	Sundrug Company Ltd.	4,223,016
148,035	Unilever NV - NYRS	7,885,825
		35,067,929
Financials - 14.9%
630,426	AIA Group Ltd.	5,899,277
262,020	AXA SA	5,513,643
65,240	HDFC Bank Ltd. - ADR	2,965,810
836,944	ING Groep NV	5,834,233
761,700	Kasikornbank PLC - NVDR	2,310,849
46,582	Macquarie Group Ltd.	3,865,928
335,800	ORIX Corp.	4,169,714
16,360,900	PT Bank Rakyat Indonesia (Persero) Tbk.	3,492,122
181,279	Sampo Oyj - Class A	6,248,621
		40,300,197
Health Care - 16.9%
26,403	BioMerieux	3,626,024
112,997	Dechra Pharmaceuticals PLC	3,980,051
125,561	GlaxoSmithKline PLC - ADR	5,121,633
53,300	Hoya Corp.	5,103,954
134,753	Koninklijke Philips NV	6,295,352
75,020	Novartis AG - ADR	6,552,247
94,837	Novo Nordisk A/S - Class B	6,178,416
202,723	Roche Holding Ltd. - ADR	8,794,124
		45,651,801
Industrials - 14.9%
207,093	Assa Abloy AB	4,238,675
117,390	Atlas Copco AB - Class B	4,361,983
42,400	Daikin Industries	6,860,321
59,134	Ferguson PLC	4,835,167
53,590	KION Group AG	3,299,514
105,394	Recruit Holdings Company Ltd.	3,624,521
52,368	Schneider Electric SE	5,825,217
23,536	Spirax-Sarco Engineering PLC	2,897,506
42,046	Vestas Wind Systems A/S	4,305,628
		40,248,532
Information Technology - 11.7%
10,482	ASML Holding NV - NYRS	3,857,690
19,974	Dassault Systemes SE	3,467,329
202,373	Infineon Technologies AG	4,742,020
10,300	Keyence Corp.	4,316,334
39,388	SAP SE - ADR	5,514,320
48,983	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,780,765
46,300	TDK Corp.	4,609,231
27,548	Worldline SA [1]	2,401,885
		31,689,574
Materials - 5.8%
26,294	Air Liquide SA	3,801,748
58,820	Croda International PLC	3,820,397
972,374	DS Smith PLC	3,947,309
88,477	Umicore SA	4,176,457
		15,745,911
Real Estate - 3.9%
1,334,000	Hang Lung Properties Ltd.	3,171,288
122,961	Vonovia SE	7,515,718
		10,687,006
Utilities - 3.1%
40,911	Orsted A/S	4,721,188
201,052	Red Electrica Corp SA	3,761,573
		8,482,761
TOTAL COMMON STOCKS
(Cost $209,155,246)		263,480,507

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
5,632,923	First American Treasury Obligations Fund - Class X, 0.085% [2]	5,632,923

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,632,923)		5,632,923

TOTAL INVESTMENTS - 99.5%
(Cost $214,788,169)		269,113,430
Other Assets in Excess of Liabilities - 0.5%		1,274,333
NET ASSETS - 100.0%		$270,387,763

ADR	American Depositary Receipt
NYRS	New York Registry Shares
NVDR	Non-Voting Depository Receipt
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of June 30, 2020.

The Global Industry Classification Standard (GICS®) sector and industry classifications were developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has  been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation at June 30, 2020 (Unaudited)

Country	% of Net Assets [1]
Japan	20.9%
Germany	10.6%
United Kingdom	10.1%
France	9.1%
Netherlands	8.8%
Switzerland	5.7%
Denmark	5.6%
Sweden	5.6%
Hong Kong	3.4%
Finland	2.3%
Ireland	2.0%
Singapore	1.8%
Belgium	1.5%
China	1.5%
South Africa	1.5%
Australia	1.4%
Spain	1.4%
Indonesia	1.3%
India	1.1%
Taiwan	1.0%
Thailand	0.8%

[1] Excludes short-term investments and other assets in excess of liabilities.

Boston Common ESG Impact International Fund
Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Boston Common ESG Impact International Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020.

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$-	$12,326,199	$-	$12,326,199
Consumer Discretionary	4,145,754	19,134,843	-	23,280,597
Consumer Staples	7,885,824	27,182,105	-	35,067,929
Financials	2,965,810	37,334,387	-	40,300,197
Health Care	20,468,004	25,183,797	-	45,651,801
Industrials	-	40,248,532	-	40,248,532
Information Technology	12,152,776	19,536,798	-	31,689,574
Materials	-	15,745,911	-	15,745,911
Real Estate	-	10,687,006	-	10,687,006
Utilities	4,721,188	3,761,573	-	8,482,761
Total Common Stocks	52,339,356	211,141,151	-	263,480,507
Short-Term Investments	5,632,923	-	-	5,632,923
Total Investments in Securities	$57,972,279	$211,141,151	$-	$269,113,430